Leases - Narrative (Details) - USD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2019	Jan. 31, 2020
Lessee, Lease, Description [Line Items]
Finance lease, right-of-use asset			$ 3,500,000
Finance lease, right-of-use asset, accumulated amortization			$ 0
Accelerated operating lease expenses	$ 700,000
Operating leases, rent expense		$ 8,100,000
Minimum
Lessee, Lease, Description [Line Items]
Lessee, operating lease, remaining lease term	1 year
Lessee, finance lease, remaining lease term	1 year
Maximum
Lessee, Lease, Description [Line Items]
Lessee, operating lease, remaining lease term	7 years
Lessee, finance lease, remaining lease term	7 years